MINING INTERESTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 254,058
Ending balance	270,640	$ 254,058
Equipment under finance leases	3,000	1,600
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,404,570	1,339,504
Additions	46,257	64,353
Transfers	0	0
Capitalized interest	579	5,285
Change in rehabilitation provision estimate	3,218	3,022
Disposals and other	(17,065)	(7,594)
Ending balance	1,437,559	1,404,570
Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,150,512	1,124,487
Depreciation and amortization	33,249	32,816
Disposals and other	(16,842)	(6,791)
Ending balance	1,166,919	1,150,512
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	41,922
Ending balance	45,961	41,922
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	479,214	461,438
Additions	95	649
Transfers	16,516	24,269
Capitalized interest	0	0
Change in rehabilitation provision estimate	0	0
Disposals and other	(17,065)	(7,142)
Ending balance	478,760	479,214
Plant and equipment | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	437,292	431,698
Depreciation and amortization	12,349	12,385
Disposals and other	(16,842)	(6,791)
Ending balance	432,799	437,292
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	85,213
Ending balance	196,110	85,213
Mining properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	798,433	746,657
Additions	677	632
Transfers	127,902	48,122
Capitalized interest	0	0
Change in rehabilitation provision estimate	3,218	3,022
Disposals and other	0	0
Ending balance	930,230	798,433
Mining properties | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	713,220	692,789
Depreciation and amortization	20,900	20,431
Disposals and other	0	0
Ending balance	734,120	713,220
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	126,923
Ending balance	28,569	126,923
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	126,923	131,409
Additions	45,485	63,072
Transfers	(144,418)	(72,391)
Capitalized interest	579	5,285
Change in rehabilitation provision estimate	0	0
Disposals and other	0	(452)
Ending balance	28,569	126,923
Construction in progress | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Depreciation and amortization	0	0
Disposals and other	0	0
Ending balance	$ 0	$ 0
7% Convertible Debentures
Reconciliation of changes in property, plant and equipment [abstract]
Borrowings, interest rate	7.00%		7.00%